Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Leases

A summary of supplemental information related to operating leases as of December 31, 2025 and 2024 was as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$127,398	$98,852
Operating lease liabilities, current	$110,970	$84,826
Weighted average remaining lease terms	0.6	0.6
Weighted average discount rate	7.18%	7.18%

Cash flow information related to leases consists of the following:

	2025	2024	2023
Right-of-use assets obtained in exchange for new operating lease liabilities	$188,594	$84,826	$153,842

Schedule of Balances for the Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

As of December 31, 2025
USD
FY2026	$113,920
Total lease payment	113,920
less: imputed interest	(2,950)
Total lease liabilities	$110,970